Other Financial Assets - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Other financial assets	$ 169		$ 288
Other Financial Asset [Member]
Disclosure of financial assets [line items]
Other financial assets	$ 66		136
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Material deposit made to a hotel owner in connection with a portfolio of management contracts			$ 33
United Kingdom [member]
Disclosure of financial assets [line items]
Bank accounts pledged as security | £		£ 31